Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Promissorynote	Dec. 31, 2022 USD ($)
Other Borrowed Funds [Abstract]
Other borrowings	$ 44,593	$ 17,945
FHLB Advances - variable rate loans	0
Cash management advances, maximum borrowing amount	$ 88,183
Cash management advances, maturity period	90 days
Cash management advances, available borrowing amount	$ 100,000
Number of promissory notes payable to related parties | Promissorynote	6
Notes Payable, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Scheduled Repayments of FHLB Advances [Abstract]
2024	$ 7,806
2025	4,983
2026	12,908
2027	11,397
2028	1,349
Thereafter	6,150
Other borrowings	$ 44,593	$ 17,945
Minimum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	1.53%
Maximum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	4.91%
Weighted Average [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	3.50%	2.34%
Mortgage Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 312,767
Commercial Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	33,456
FHLB Stock [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	2,896
Cash management advances, maximum borrowing amount	182,731
Cash management advances, available borrowing amount	88,183
FHLB Borrowings [Member]
Other Borrowed Funds [Abstract]
Other borrowings	42,199	$ 15,569
Scheduled Repayments of FHLB Advances [Abstract]
2024	5,412
2025	4,983
2026	12,908
2027	11,397
2028	1,349
Thereafter	6,150
Other borrowings	42,199	15,569
Promissory Notes [Member]
Other Borrowed Funds [Abstract]
Other borrowings	$ 2,394	2,376
Maturity date of promissory notes issued	Nov. 18, 2024
Notes payable to related parties	$ 2,394
Notes payable to other banks	0	0
Scheduled Repayments of FHLB Advances [Abstract]
2024	2,394
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Other borrowings	$ 2,394	$ 2,376
Promissory Notes [Member] | Minimum [Member]
Other Borrowed Funds [Abstract]
Interest rate	3.15%
Promissory Notes [Member] | Maximum [Member]
Other Borrowed Funds [Abstract]
Interest rate	5.00%
Promissory Notes [Member] | Weighted Average [Member]
Other Borrowed Funds [Abstract]
Interest rate	3.79%	1.35%
FHLB Line of Credit [Member]
Other Borrowed Funds [Abstract]
Letters of credit issued	$ 52,350	$ 75,140